Financial Instruments and Risk Management - Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest (Details) - Liquidity Risk [Member]	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Repayment within less than 1 year [Member]
Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest [Line Items]
Bank borrowings	RM 1,515,098	$ 373,315	RM 976,072
Bank overdraft			104,587
Lease liabilities	382,416	94,226	60,204
Trade payable	335,070	82,559
Other payable	1,749,353	431,035	422,973
Between 1 and 2 years [Member]
Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest [Line Items]
Bank borrowings	1,515,681	373,459	963,436
Lease liabilities	364,216	89,742	61,884
Between 2 and 5 years [Member]
Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest [Line Items]
Bank borrowings	2,805,652	691,303	1,693,768
Lease liabilities	672,552	165,714	45,732
Over 5 years [Member]
Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest [Line Items]
Bank borrowings	126,513	31,172	288,536
Lease liabilities	RM 92,312	$ 22,745	RM 11,342